REPORTING ENTITY AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REPORTING ENTITY AND GOING CONCERN
Net loss	$ (4,326,294)	$ (3,644,275)	$ (2,610,076)
Net working capital deficiency	(72,582)	(11,007,083)	(9,062,350)
Net Cash Used in Operating Activities	(645,668)	(465,092)	(421,664)
Net cash provided by Financing Activities	651,088	470,124	418,283
Total Stockholders' Deficit	$ (135,320)	(10,963,919)	(9,019,186)	$ (7,611,453)
Reimbursements of Genoil expenses paid by LEC		$ 66,636	$ 104,494